CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents	$ 2,352	$ 2,939
Marketable securities	622	0
Receivables, prepayments and other assets	1,487	1,231
Inventories	1,339	1,121
Total current assets	5,800	5,291
Non-current assets:
Property, plant and equipment	10,596	8,713
Goodwill and intangible assets, net	363	377
Marketable securities	372	0
Deferred tax assets	292	353
Receivables, prepayments and other assets	281	254
Other non-current financial assets	137	40
Total non-current assets	12,041	9,737
Total Assets	17,841	15,028
Current liabilities:
Trade payables and other current liabilities	2,849	2,586
Current portion of long-term debt	223	297
Current portion of lease obligations	75	135
Provisions	102	116
Current portion of deferred income from government grants	110	29
Total current liabilities	3,359	3,163
Non-current liabilities:
Non-current portion of long-term debt	2,288	1,716
Other non-current liabilities	1,474	1,445
Non-current portion of lease obligations	270	291
Provisions	196	233
Non-current portion of deferred income from government grants	294	147
Total non-current liabilities	4,522	3,832
Total liabilities	7,881	6,995
Equity:
Share capital	11	11
Additional paid-in capital	23,831	23,487
Accumulated deficit	(14,021)	(15,469)
Accumulated other comprehensive loss	92	(54)
Equity attributable to the shareholders of GLOBALFOUNDRIES INC.	9,913	7,975
Non-controlling interests	47	58
Total equity	9,960	8,033
Total liabilities and equity	$ 17,841	$ 15,028